Cover	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2024
Entity File Number	001-41157
Entity Registrant Name	BIONOMICS LIMITED/FI
Entity Central Index Key	0001191070
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	200 Greenhill Road
Entity Address, City or Town	Eastwood, SA
Entity Address, Country	AU
Entity Address, Postal Zip Code	5063
City Area Code	+61
Local Phone Number	8 8150 7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BNOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false